Schedule of changes in deferred tax assets (Details) - INR (₨) ₨ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		₨ (119,949)	₨ 6,263
Recognised in profit or loss			4,327
Recognised in profit or loss		(146,306)	(146,306)
Recognised in profit or loss		22,246	15,477
Recognised in other comprehensive income		(534)	290
Deferred tax assets, Ending balance		(98,237)	(119,949)
Lease liabilities [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		11,597	210
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		7,082	11,387
Recognised in other comprehensive income
Deferred tax assets, Ending balance		18,679	11,597
Property plant and equipment intangible assets [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		(141,804)	(1,957)
Recognised in profit or loss	[1]
Recognised in profit or loss			(146,306)
Recognised in profit or loss		13,607	6,459
Recognised in other comprehensive income
Deferred tax assets, Ending balance		(128,197)	(141,804)
Right-of-use assets [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		(11,293)	(161)
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		(5,900)	(11,132)
Recognised in other comprehensive income
Deferred tax assets, Ending balance		(5,393)	(11,293)
Trade and other receivables [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		10,107	4,497
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		(5,078)	5,610
Recognised in other comprehensive income
Deferred tax assets, Ending balance		5,029	10,107
Employee Benefits [Member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		9,132	1,888
Recognised in profit or loss	[1]		4,327
Recognised in profit or loss
Recognised in profit or loss		1,022	2,917
Recognised in other comprehensive income
Deferred tax assets, Ending balance		10,154	9,132
Provision for expenses [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		63	93
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		(21)	(30)
Recognised in other comprehensive income
Deferred tax assets, Ending balance		42	63
Remeasurement loss [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		1,983	1,693
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss
Recognised in other comprehensive income		(534)	290
Deferred tax assets, Ending balance		1,449	1,983
Mat credit [member]
DeferredTaxAssetsAndLiabilitiesLineItems [Line Items]
Deferred tax assets, Beginning balance		266
Recognised in profit or loss	[1]
Recognised in profit or loss
Recognised in profit or loss		266	266
Deferred tax assets, Ending balance			₨ 266

[1]	Deferred tax asset acquired on account of acquisition of Globe All India Services Limited on September 10, 2024